Annual Fund Operating Expenses - NORTHQUEST CAPITAL FUND INC - NORTHQUEST CAPITAL FUND INC	Apr. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.40%
Fee Waiver or Reimbursement	0.00%	[1]

[1]	The Advisor has contractually agreed through August 10, 2026 to reimburse the Fund for expenses that exceed 1.79% per year of the average total net assets of the Fund. The Fund will not refund the Advisor for these reimbursements. This total expense may not be terminated prior to the agreement date except by the Board of Directors.